SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 9 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company identified the following subsequent events that require disclosure in the financial statements.

On January 6, 2025, Promissory Note 1, Promissory Note 2, and Extension Note 2 were further amended and restated to extend the maturity date to promptly after the date the business combination is consummated. Promissory Note 3 was amended and restated to (i) extend the maturity date to promptly after the date the business combination is consummated, and (ii) increase the principal amount to $200,000. On March 25, 2025, Extension Note 2 was further amended to increase the principal amount to $935,000. On April 13, 2025, the Company further amended and restated the Promissory Note to extend the principal amount of the note to $350,000.